Operating Lease	12 Months Ended
Dec. 31, 2023
Operating Lease [Abstract]
OPERATING LEASE

NOTE 14 – OPERATING LEASE

In accordance with ASC 842, the Company measured and recognized a right of use asset of $744,210 and $2,725,777 and lease liability of $792,832 and $2,813,936, respectively, as of December 31, 2023 and 2022.

The Company entered into operating lease agreements primarily for offices. Certain lease agreements contain an option for the Company to renew a lease for a term of up to five years or an option to terminate a lease early. The Company considers these options in determining the classification and measurement of the leases.

The following table shows the total lease cost and the cash flows arising from the operating leases, and information about weighted-average remaining lease term and weighted-average discount rate. The discount rates are generally based on estimates of the Company’s incremental borrowing rate, as the discount rates implicit in the Company’s leases cannot be readily determined.

	December 31, 2023	December 31, 2022
Lease cost
Operating lease cost	$1,279,944	$1,607,245
Short term lease	223,782	790,440
Total lease cost	$1,503,726	$2,397,685

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$1,546,916	$2,397,685
Right-of-use assets obtained in exchange for new operating lease liabilities	Nil	Nil
Weighted-average remaining lease term - operating lease	9 months	20 months
Weighted-average discount rate - operating lease	6.75%	6.75%

As of December 31, 2023, future minimum lease payments on operating leases were as follows:

December 31, 2023
Maturity of lease liabilities
2024	$971,811
2025	63,446
Total minimum lease payments	$1,035,257
Short term lease	(223,782)
Imputed interest	(18,643)
Present value of minimum lease payments	$792,832
Less: classified as current liabilities	(730,304)
Non-current liabilities	$62,528